ACCRUED LIABILITIE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Payables and Accruals [Abstract]
Accrued compensation and employee benefits	$ 5,954,518	¥ 933,668,453	¥ 932,876,524
Activities expenses	245,201	38,447,553	16,548,585
Professional service fees	203,581	31,921,470	42,788,200
Office software subscription fees	19,040	2,985,400	6,574,975
Withholding tax payable	83,282	13,058,592	10,449,195
Others	898,692	140,914,967	100,503,102
Total accrued liabilities	$ 7,404,314	¥ 1,160,996,435	¥ 1,109,740,581